LEASES - Components of lease expense (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)
Operating lease
Operating lease expense	₫ 1,606,071	$ 63,933,402	₫ 1,905,922	₫ 1,729,244
Finance lease
Amortization of leased assets	40,317	1,604,912	1,548
Interest on lease liabilities	265,257	10,559,174	13,616
Total finance lease expense	₫ 305,574	$ 12,164,086	₫ 15,164
Weighted-average remaining lease term, Finance lease	825 months	825 months	509 months
Weighted-average remaining lease term, Operating lease	61 months	61 months	66 months
Weighted-average discount rate, Finance lease	15.30%	15.30%	17.09%
Weighted-average discount rate, Operating leases	10.15%	10.15%	10.71%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	₫ 1,540,894	$ 61,338,880	₫ 1,385,185	₫ 1,549,627
Operating cash outflows from finance leases	₫ 96,285	$ 3,832,849	₫ 10,707